Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments and Other Current Assets
Schedule of components of prepayments and other current assets

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Prepayments	1,326,294	1,357,173	185,932
Value-added tax (“VAT”)	871,593	699,033	95,767
Interest receivables	367,001	205,041	28,091
Rental and other deposits	119,455	552,878	75,744
Others	1,528,672	1,599,341	219,109
	4,213,015	4,413,466	604,643